Derivatives and fair value measurements	12 Months Ended
Dec. 31, 2012
Derivatives and fair value measurements [Abstract]
Derivatives and fair value measurements
16.	Derivatives and fair value measurements:

The Company uses derivatives in accordance with its overall risk management strategy.  The changes in the fair value of these derivatives are recognized immediately through earnings.  For additional information on our derivatives accounting policy, see Note 2.

The following describes the Company's derivative classifications: The Company enters into interest rate swap contracts to economically hedge its exposure to variability in its floating rate long-term debt.  Under the terms of the interest rate swaps, the Company and the bank agreed to exchange at specified intervals the difference between paying fixed rate and floating rate interest amount calculated by reference to the agreed principal amount and maturity.  Interest rate swaps allow the Company to convert long-term borrowings issued at floating rates to equivalent fixed rates.

As of December 31, 2011 and 2012, the Company was committed to the following 15 year interest rate swap arrangement with a call option for the bank to terminate it after 5 years duration, on March 31, 2016:

			As of December 31, 2012
	Interest Rate Index	Principal Amount	Fair Value/Carrying Amount of Liability	Weighted-average remaining term	Fixed Interest Rate

U.S. Dollar-denominated Interest Rate Swap	Euribor	$6,631	$632	13.25	2.35%

The Company is exposed to credit loss in the event of non-performance by the counterparty to the interest rate swap agreement.  In order to minimize counterparty risk, the Company only enters into derivative transactions with counterparties that are rated A or better by AAA at the time of the transactions.

The Company uses fuel pricing contracts to hedge exposure to changes in the net cost of marine fuel purchases. The Company has the right of offset with the counterparty of the fuel pricing contracts, and settles outstanding balances on a monthly basis.  Therefore, these amounts are presented on a net basis in the consolidated balance sheets (on a gross basis: an asset of $182 and a liability of $185 as of December 31, 2012 and an asset of $1,485 and a liability of $266 as of December 31, 2011).

The following table presents information about our derivative instruments measured at fair value and their locations on the consolidated balance sheets:

		As of December 31,
	Balance Sheet Location	2011	2012

Fuel pricing contracts	Derivative assets, current	1,219	-
	Derivative liabilities, current	-	3
Interest rate swaps	Derivative liabilities, non-current	385	632
	Total, net	834	635

The following table presents the effect and financial statement location of our derivative instruments on our consolidated statements of income for the years ended December 31, 2010, 2011 and 2012:

	Statements of Income	For the year ended December 31,
Income/ (loss)	Location	2010	2011	2012

Fuel pricing contracts	Cost of revenue - third-parties	-	375	(10,596)
Interest rate contracts	Interest and finance cost	-	(424)	(331)
Total		-	(49)	(10,927)

The following table sets forth by level our assets/ liabilities that are measured at fair value on a recurring basis.  As required by the fair value guidance, assets/ liabilities are categorized in their entirety based on the lowest level of input that is significant to the fair value measurement.

		Fair value measurements at December 31, 2012
Liabilities	Total	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Interest Rate Swap	632	-	632	-
Fuel pricing contracts	3	-	3	-

Total	635	-	635	-

		Fair value measurements at December 31, 2011
Assets/ (Liabilities)	Total	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Interest Rate Swap	(385)	-	(385)	-
Fuel pricing contracts (short)	1,219	-	1,219	-

Total	834	-	834	-

Interest rate swaps are valued using pricing models and the Company generally uses similar models to value similar instruments.  Where possible, the Company verifies the values produced by its pricing models to market prices.  The fair value of the interest rate swaps is determined using the discounted cash flow method based on market-based Euribor rates swap yield curves, taking into account current interest rates and the credit worthiness of both the financial institution counterparty and the company. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit spreads, measures of volatility, and correlations of such inputs.

Fuel pricing contracts are valued using quoted market prices of the underlying commodity. The Company evaluates the prices provided through the forward curves to calculate the fair value of the fuel pricing contracts. During the years ended December 31, 2011 and 2012, the Company entered into fuel pricing contracts for 1,015,338 metric tons and 2,636,768 metric tons, respectively.

The Company's derivatives trade in over-the-counter markets, and as such, model inputs can generally be verified and do not require significant management judgment.  Such instruments are classified within Level 2 of the fair value hierarchy.